Income Taxes - Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal Statutory income tax					$ (448,674)
State income tax, net of federal benefit					(83,884)
Transactions costs					560,504
Other					22,248
Effective Income Tax Rate / Income tax expense	$ (6,647,000)	$ 0	$ (7,053,000)	$ (0)	$ 50,194
Federal Statutory income tax, Percentage					21.00%
State income tax, net of federal benefit, Percentage					3.93%
Transactions costs, Percentage					(26.23%)
Other, Percentage					(1.04%)
Effective Income Tax Rate, Percentage					(2.35%)